Credit Risk - Summary of Business Banking by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Total value	£ 1,481	£ 1,345
Business Banking [member]
Disclosure of credit risk exposure [line items]
Total value	67	74
Business Banking [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	26	20
Business Banking [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	£ 41	£ 54